EXHIBIT 99.24

recovco data comparison

Data Comparison
Run Date - 11/29/2022
Recovco Loan ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xxxxxx	xxxxxx	761035	Original CLTV Ratio Percent	64.999%	65.000%	-0.001%	-0.00%	info updated per loan file review	Initial
xxxxxx	xxxxxx	761035	Original Standard LTV (OLTV)	64.999%	65.000%	-0.001%	-0.00%	info updated per loan file review	Initial